Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

Long-term debt consists of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
Term Loan entered into as part of the debt refinancing in November 2012 with an original principal balance of $11.0 million, payable in thirty-five fixed monthly principal installments of $130,952 beginning November 2012, with the remaining principal due November 2, 2015. Variable rate interest of 4.25% plus 1 Month Libor, collateralized by equipment, inventory, and accounts of the Company, entered into by the Company and two of its subsidiaries, Heat Waves Hot Oil Service, LLC and Dillco Fluid Service, Inc. (all as borrowers), and subject to financial covenants. (See Note 8.)	$10,738,096	$-

Real Estate Loan for a facility in North Dakota entered into with an original principal balance of $678,750. Principal balance amended to $705,000 during February 2012 and amended again during November 2012 to increase the principal balance by $47,000. Upon the November 2012 amendment, principal and interest payments of $7,416 beginning on December 16, 2012 and ending May 16, 2022. Interest is calculated as Prime plus 3.5% with a 4.75% floor (4.75% at December 31, 2012). Loan is collateralized by land and property purchased with the loan.	738,097	678,750

Note payable entered into with a lending institution in order to purchase field equipment, interest at a fixed rate of 6.50%. Term of 48 months, due in monthly installments of $10,294 through December 2015, secured by equipment purchase with the note.	326,964	-

Note payable to the seller of Heat Waves. The note was garnished by the Internal Revenue Service (“IRS”) in 2009 and is due on demand; payable in monthly installments of $3,000 per agreement with the IRS.	314,000	350,000

Mortgage payable to a bank, interest at 7.25%, due in monthly payments through February 2015 with a balloon payment of $111,875 on March 15, 2015, secured by land, guaranteed by one of the Company’s stockholders.	204,941	242,543

	December 31,
	2012	2011
Note payable entered into with a lending institution in order to purchase field pickup trucks, interest at a fixed rate of 8.05%. Term of 60 months, due in monthly installments of $4,688 through September 2016, secured by equipment purchase with the note.	$181,413	$221,213

Mortgage payable to a bank, interest at 5.9%, payable in monthly payments through January 2017 with a balloon payment of $88,118 on February 1, 2017, secured by land.	137,507	147,631

Notes payable to a vehicle finance company, interest at fixed rates from 4.89% to 10.25%, due in monthly installments through August 2015, secured by vehicles, guaranteed by one of the stockholders.	68,476	139,140

Capital leases entered into with a leasing company in order to purchase trucks and trailers, interest at a fixed rate of 5%. Truck lease term of 24 months, due in monthly installments through September 2012. Trailer lease term of 36 months, payments due in monthly installments through September 2013.	62,308	226,900

Note payable entered into with a lending institution in order to purchase equipment, interest at a fixed rate of 8.2%. Truck lease term of 60 months, due in monthly installments through January 2017, secured by equipment purchase with the note.	35,469	41,890

Notes payable to equipment finance companies, paid in full during 2012.	-	27,753

Term Loan entered into as part of the debt refinancing in June 2010 with an original principal balance of $9.1 million. (Refinanced November 2, 2012; see Note 8.)	-	8,050,472

Notes payable to stockholder. (Converted to equity; see Note 8.)	-	1,477,760

Equipment Loan entered into with an original principal balance of $1,000,000. (Refinanced November 2, 2012; see Note 8.)	-	789,975

Equipment Loan entered into with an original principal balance of $152,303. (Refinanced November 2, 2012; see Note 8.)	-	140,873

Equipment Loan entered into with an original principal balance of $410,642. (Refinanced November 2, 2012; see Note 8.)	-	387,044

Equipment Loan entered into with an original principal balance of $452,795. (Refinanced November 2, 2012; see Note 8.)	-	443,909

Equipment Loan entered into with an original principal balance of $895,632. (Refinanced November 2, 2012; see Note 8.)	-	-

Total	12,807,271	13,365,853
Less current portion	(2,236,343)	(3,867,658)
Long-term debt, net of current portion	$10,570,928	$9,498,195

Schedule of Maturities of Long-term Debt [Table Text Block]	Aggregate maturities of debt are as follows:
Year Ended December 31,
2013	$2,236,343
2014	1,873,558
2015	7,974,491
2016	128,785
2017	157,394
Thereafter	436,700
Total	$12,807,271